FINANCIAL INSTRUMENTS (Hedging components of other comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Disclosure of detailed information about hedges [line items]
Net gain (loss) on derivatives designated as cash flow hedges	$ 857	$ (38)
Cash flow hedges (note 16(d))	(37,156)	(13,677)
Excluding Discontinued Operations
Disclosure of detailed information about hedges [line items]
Cash flow hedges (note 16(d))	(36,207)	(13,677)
Foreign currency risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	5,559	(4,806)
Foreign currency risk | Net sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	3,200	(809)
Foreign currency risk | Cost of sales
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	0	0
Foreign currency risk | Selling, general and administrative expenses
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	930	211
Foreign currency risk | Financial expenses, net
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	(34,042)	5,899
Foreign currency risk | Income taxes
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	102	(55)
Commodity risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	(29,218)	(14,525)
Commodity risk | Inventories
Disclosure of detailed information about hedges [line items]
Reclassification adjustments on cash flow hedges, before tax	16,093	(2,800)
Interest rate risk
Disclosure of detailed information about hedges [line items]
Gains (losses) on cash flow hedges, before tax	$ 312	$ 3,246